CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 30,709	$ 1,689,511
Prepaids and advances (note 3)	65,017	205,558
Total current assets	95,726	1,895,069
Long term deposit (note 4)	10,000	10,000
Capital assets (note 6)	122,229	257,139
Mineral properties (note 5)	800,000	18,248,198
Total assets	1,027,955	20,410,406
LIABILITIES
Accounts payable	557,330	390,349
Accrued liabilities	221,019	97,226
Due to related parties (note 7)	327,138	83,744
Total current liabilities	1,105,487	571,319
Total liabilities	1,105,487	571,319
SHAREHOLDERS' EQUITY
Authorized 500,000,000 Common Shares, $0.0001 per share par value (note 9a) Issued and outstanding 62,753,840 Common Shares (December 31, 2012 - 62,753,840)(note 9)	6,275	6,275
Additional paid-in capital	41,533,256	41,342,964
Deficit accumulated during the exploration stage	(41,617,063)	(21,510,152)
Total shareholders’ (deficit) equity	(77,532)	19,839,087
Total liabilities and shareholders’ (deficit) equity	$ 1,027,955	$ 20,410,406